Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 20 — SUBSEQUENT EVENTS

On August 3, 2026, the Group obtained a loan of RMB6.0 million (US$0.9 million) from the Guangzhou Rural Commercial Bank. The loan shall be repaid on July 28, 2027 and with an annual interest rate of 3.5%. The loan was guaranteed by Zhenyang Shi, Li Xu and Qilekang Modern Logistics.

From July 1, 2026, to September 29, 2026, the Group obtained loans of RMB2.1 million (US$0.3 million) in aggregate from Li Xu, which are non-interest bearing and due on demand.

In July 2026, the Group adopted the 2026 Share Incentive Plan (the “2026 Plan”) for the purpose of granting share-based compensation awards to selected Directors, Employees, Consultants and other individuals to incentivize their performance and align their interests with the Company. The maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under the 2026 Plan shall be 4,636,590. As of the date of this report, an aggregate of 4,620,000 Class A ordinary shares was issued and an aggregate of 2,880,000 Class A ordinary shares have been granted and have vested pursuant to the 2026 Plan.

The Group evaluated all events and transactions that occurred after June 30, 2026 and up through the date of issuance of consolidated financial statements. Other than the event disclosed above and elsewhere in these consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Group’s consolidated financial statements.